Derivatives (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments

Notional contract amounts and fair values of derivatives by product contract type
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Foreign exchange	6,101,153	582	88,244	2	88,246	(86,119)	(57)	(86,176)
Interest rate	10,141,018	56,144	206,689	433	207,122	(201,419)	(819)	(202,238)
Equities	465,626	—	7,751	—	7,751	(8,175)	—	(8,175)
Credit	146,522	—	865	—	865	(1,012)	—	(1,012)
Commodity and other	57,594	—	1,053	—	1,053	(1,065)	—	(1,065)
Offset (Note 28)					(79,799)			79,799
At 31 Dec 2022	16,911,913	56,726	304,602	435	225,238	(297,790)	(876)	(218,867)

Foreign exchange	4,737,254	4,045	49,775	266	50,041	(48,613)	(67)	(48,680)
Interest rate	8,727,934	39,553	99,744	144	99,888	(96,297)	(270)	(96,567)
Equities	498,980	—	9,718	—	9,718	(11,881)	—	(11,881)
Credit	134,440	—	1,582	—	1,582	(2,159)	—	(2,159)
Commodity and other	42,677	—	681	—	681	(770)	—	(770)
Offset (Note 28)					(20,689)			20,689
At 31 Dec 2021	14,141,285	43,598	161,500	410	141,221	(159,720)	(337)	(139,368)

Hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	£m	£m	£m		£m
Interest rate[3]	26,649	428	(799)	Derivatives	981
At 31 Dec 2022	26,649	428	(799)		981

Interest rate[3]	24,486	139	(270)	Derivatives	159
At 31 Dec 2021	24,486	139	(270)		159
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
2    Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3    The hedged risk ‘interest rate’ includes inflation risk.

Hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss	Profit and loss presentation
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation
Hedged risk	£m	£m	£m	£m		£m	£m
Interest rate[3]	15,446	—	(1,095)	—	Financial assets at fair value through other comprehensive income	(1,850)	31	Net income from financial instruments held for trading or managed on a fair value basis
	—	—	—	—	Loans and advances to banks	—
	713	—	(31)	—	Loans and advances to customers	(40)
	431	—	(15)	—	Reverse Repos	(14)
	—	1,576	—	(169)	Debt securities in issue	398
	—	5,686	—	(659)	Subordinated liabilities and deposits by banks[4]	556
At 31 Dec 2022	16,590	7,262	(1,141)	(828)		(950)	31

Interest rate[3]	14,099	—	167	—	Financial assets at fair value through other comprehensive income	(278)	(9)	Net income from financial instruments held for trading or managed on a fair value basis
	1	—	(2)	—	Loans and advances to banks	(2)
	997	—	7	—	Loans and advances to customers	(16)
	—	2,844	—	71	Debt securities in issue	24
	—	5,841	—	(77)	Subordinated liabilities and deposits by banks[4]	104
At 31 Dec 2021	15,097	8,685	172	(6)		(168)	(9)
1Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.
2    The accumulated amounts of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were £10m (2021: £21m) for 'Financial assets at fair value through other comprehensive income', is nil (2021: nil) for 'Deposits by banks' and £13m (2021: £19m) for 'Debt securities in issue'.
3 The hedged risk ‘interest rate’ includes inflation risk.
4 The notional amount of non-dynamic fair value hedges was £6,312m (2021: £5,886m) of which the weighted-average maturity is March 2026 and the weighted average swap rate is 0.06% (2021: 0.06%) (negative). £6,312m (2021: £5,886m) of these hedges are internal to HSBC Group and composed by internal funding between HSBC Holdings and the group.

Hedging instrument by hedged risk[4]
	Hedging instrument					Hedged item	Ineffectiveness
		Carrying amount			Change in fair value[2]	Change in fair value[3]	Recognised in profit and loss	Profit and loss presentation
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation
Hedged risk	£m	£m	£m		£m	£m	£m
Foreign exchange	582	2	(57)	Derivatives	(84)	(84)	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	29,495	5	(20)		(1,345)	(1,334)	(11)
At 31 Dec 2022	30,077	7	(77)		(1,429)	(1,418)	(11)

Foreign exchange	4,042	266	(67)	Derivatives	127	127	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	15,067	5	(2)		(178)	(167)	(11)
At 31 Dec 2021	19,109	271	(69)		(51)	(40)	(11)
The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
2Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.
4The amounts in the above table predominantly represent the bank's exposure.
Sources of hedge ineffectiveness may arise from basis risk including, but not limited to timing differences between the hedged items and hedging instruments, and hedges using instruments with a non-zero fair value.

Hedging instrument impacted by Ibor Reform
	Hedging instrument
	Impacted by Ibor Reform					NOT Impacted by Ibor Reform	Notional Amount[1]
	EUR[2]	GBP	USD	Other[3]	Total
	£m	£m	£m	£m	£m	£m	£m
Fair Value Hedges	7,581	—	225	105	7,911	18,738	26,649
Cash Flow Hedges	7,359	—	—	—	7,359	22,136	29,495
At 31 Dec 2022	14,940	—	225	105	15,270	40,874	56,144

Fair Value Hedges	6,407	—	336	124	6,867	17,619	24,486
Cash Flow Hedges	5,877	—	—	—	5,877	9,190	15,067
At 31 Dec 2021	12,284	—	336	124	12,744	26,809	39,553

1    The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
2 The notional contract amounts of euro interest rate derivatives impacted by Ibor reform mainly comprise hedges with a Euribor benchmark, which are Fair value hedges of £7,581m (31 Dec 2021: £6,407m) and Cash flow hedges £7,359m (31 Dec 2021: £5,877m).
3 Other benchmarks impacted by Ibor reform comprise derivatives that are expected to transition, but do not have a published cessation date.

Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
	31 Dec 2022		31 Dec 2021
	Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	£m	£m	£m	£m
Loans and advances to customers at amortised cost	73,717	(1,103)	92,331	(1,154)
– personal	6,013	(55)	25,394	(163)
– corporate and commercial	55,004	(937)	56,087	(964)
– non-bank financial institutions	12,700	(111)	10,850	(27)
Loans and advances to banks at amortised cost	17,152	(43)	10,789	(5)
Other financial assets measured at amortised cost	269,755	(137)	202,137	(9)
– cash and balances at central banks	131,434	(1)	108,482	—
– items in the course of collection from other banks	2,285	—	346	—
– Hong Kong Government certificates of indebtedness	—	—	—	—
– reverse repurchase agreements – non trading	53,949	—	54,448	—
– financial investments	3,248	—	10	—
– other assets[2]	55,634	(3)	38,851	(9)
– assets held for sale[6]	23,205	(133)	—	—
Total gross carrying amount on balance sheet	360,624	(1,283)	305,257	(1,168)
Loans and other credit related commitments	126,457	(67)	115,695	(55)
– personal	2,116	—	2,269	(1)
– corporate and commercial	68,441	(62)	63,352	(48)
– financial	55,900	(5)	50,074	(6)
Financial guarantees[3]	5,327	(20)	11,054	(17)
– personal	23	—	26	—
– corporate and commercial	3,415	(19)	9,894	(16)
– financial	1,889	(1)	1,134	(1)
Total nominal amount off balance sheet[4]	131,784	(87)	126,749	(72)
	492,408	(1,370)	432,006	(1,240)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	£m	£m	£m	£m
Debt instruments measured at fair value through other comprehensive income ('FVOCI')	29,248	(24)	41,188	(19)
1    The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments which are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 119 includes both financial and non-financial assets, including cash collateral and settlement accounts.
3    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
4    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.
6    For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 175.

Maximum exposure to credit risk
(Audited)	2022			2021
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	£m	£m	£m	£m	£m	£m
Loans and advances to customers held at amortised cost	72,614	(8,149)	64,465	91,177	(7,057)	84,120
– personal	5,958	(1)	5,957	25,231	—	25,231
– corporate and commercial	54,067	(7,269)	46,798	55,123	(6,228)	48,895
– non-bank financial institutions	12,589	(879)	11,710	10,823	(829)	9,994
Loans and advances to banks at amortised cost	17,109	(145)	16,964	10,784	(88)	10,696
Other financial assets held at amortised cost	268,023	(10,882)	257,141	202,455	(10,239)	192,216
– cash and balances at central banks	131,433	—	131,433	108,482	—	108,482
– items in the course of collection from other banks	2,285	—	2,285	346	—	346
– reverse repurchase agreements – non trading	53,949	(10,882)	43,067	54,448	(10,239)	44,209
– financial investments	3,248	—	3,248	10	—	10
– asset held for sale	21,214	—	21,214
– other assets	55,894	—	55,894	39,169	—	39,169
Derivatives	225,238	(224,444)	794	141,221	(139,668)	1,553
Total on balance sheet exposure to credit risk	582,984	(243,620)	339,364	445,637	(157,052)	288,585
Total off-balance sheet	150,270	—	150,270	146,261	—	146,261
– financial and other guarantees[1]	22,425	—	22,425	26,840	—	26,840
– loan and other credit-related commitments	127,845	—	127,845	119,421	—	119,421
At 31 Dec	733,254	(243,620)	489,634	591,898	(157,052)	434,846
1    ‘Financial and other guarantees’ represents 'Financial guarantees' and 'Performance and other guarantees' as disclosed in Note 30, net of ECL.

Unamortised balance of derivatives valued using models with significant unobservable inputs
	2022	2021
	£m	£m
Unamortised balance at 1 Jan	64	60
Deferral on new transactions	110	156
Recognised in the income statement during the year:	(111)	(152)
– amortisation	(59)	(88)
– subsequent to unobservable inputs becoming observable	—	(2)
– maturity, termination or offsetting derivative	(52)	(60)
– risk hedged	—	(2)
Exchange differences and other	1	—
Unamortised balance at 31 Dec[1]	64	64
1This amount is yet to be recognised in the consolidated income statement.

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting

Reconciliation of equity and analysis of other comprehensive income by risk type
	Interest rate	Foreign exchange
	£m	£m
Cash flow hedging reserve at 1 Jan 2022	32	(39)
Fair value (losses)/gains	(1,334)	(84)
Fair value (gains) reclassified from cash flow hedge reserve to income statement in respect of:
– hedged items that have affected profit or loss	53	74
Income taxes	348	—
Cash flow hedging reserve at 31 Dec 2022	(901)	(49)

Cash flow hedging reserve at 1 Jan 2021	147	11
Fair value gains/(losses)	(167)	127
Fair value (gains)/losses reclassified from cash flow hedge reserve to income statement in respect of:
– hedged items that have affected profit or loss	(25)	(177)
Income taxes	77	—
Cash flow hedging reserve at 31 Dec 2021	32	(39)